Share-Based Compensation - RSUs fair value (Details) - RSUs	Apr. 03, 2017 USD ($)	Apr. 01, 2016 USD ($)	Apr. 01, 2015 USD ($)	Apr. 01, 2014 USD ($) Y	May 17, 2013 USD ($) Y
Share-Based Compensation
Grant date share closing price	$ 15.55	$ 9.28	$ 19.48	$ 24.00	$ 13.26
Risk-free interest rate for the period similar to the expected term				0.91%	0.40%
Expected term | Y				3	3
Fair value at grant date	$ 15.55	$ 9.28	$ 19.48	$ 22.58	$ 11.95